SCHEDULE OF SHARE BASED COMPENSATION (Details) - PRIMEGEN US, INC. [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
ScheduleOfShareBasedCompensationLineItem [Line Items]
Expected life in years				6 years
Volatility	70.00%	70.00%	70.00%	100.00%
Risk free interest rate				3.48%
Minimum [Member]
ScheduleOfShareBasedCompensationLineItem [Line Items]
Expected life in years	3 years	3 years	3 years
Risk free interest rate	3.67%	4.25%	4.25%
Maximum [Member]
ScheduleOfShareBasedCompensationLineItem [Line Items]
Expected life in years	4 years	10 years	10 years
Risk free interest rate	3.82%	4.53%	4.53%